Financial Instruments - Net (Gains) Losses from Risk Management Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Net realized risk management (gain) loss	$ (14)	$ (7)	$ 17
Net unrealized risk management loss (gain)	12	(28)	19
Gains (losses) on change in fair value of derivatives	$ (2)	$ (35)	$ 36